SHARE-BASED COMPENSATION - Outstanding Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding at beginning of period (shares)	598,719	686,526	686,933
Granted (shares)	48,173	175,307	20,793
Forfeited (shares)	(1,461)	(32,832)	(21,200)
Vested (shares)	(230,592)	(230,000)	0
Number of other equity instruments outstanding at end of period (shares)	414,839	598,719	686,526
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding at beginning of period (shares)	171,145	118,264	118,467
Granted (shares)	39,780	110,968	10,397
Forfeited (shares)	(1,460)	(18,000)	(10,600)
Vested (shares)	(50,402)	(40,000)	0
Number of other equity instruments outstanding at end of period (shares)	159,063	171,145	118,264